Principles of consolidation (Tables)	12 Months Ended
Dec. 31, 2024
Principles Of Consolidation
Schedule of ownership percentages

	Percentage of shares		Company	Headquarter	Functional	Activities
	2024	2023	Controls		Currency
Subsidiaries
Nexa Recursos Minerais S.A. – "NEXA BR"	100	100	Directly	Brazil	Real – BRL	Mining / Smelting
Nexa Resources Cajamarquilla S.A. - "NEXA CJM"	99.99	99.99	Directly	Peru	US Dollar - USD	Smelting
Nexa Resources US. Inc.	100	100	Directly	United States	US Dollar – USD	Trading
Exploraciones Chimborazo Metals & Mining	100	100	Directly	Ecuador	US Dollar – USD	Holding and others
L.D.O.S.P.E. Geração de Energia e Participações Ltda.	100	100	Indirectly	Brazil	Real – BRL	Energy
L.D.Q.S.P.E. Geração de Energia e Participações Ltda.	100	100	Indirectly	Brazil	Real – BRL	Energy
L.D.R.S.P.E. Geração de Energia e Participações Ltda.	100	100	Indirectly	Brazil	Real – BRL	Energy
Mineração Santa Maria Ltda.	99.99	99.99	Indirectly	Brazil	Real – BRL	Mining projects
Pollarix S.A. - "Pollarix" (i)	33.33	33.33	Indirectly	Brazil	Real – BRL	Energy
Karmin - Holding Ltda.	100	100	Indirectly	Brazil	Real - BRL	Holding and others
Mineração Rio Aripuanã Ltda.	100	100	Indirectly	Brazil	Real – BRL	Holding and others
Votorantim Metals Canada Inc.	100	100	Indirectly	Canada	Canadian dollar – CAD	Holding and others
Nexa Resources El Porvenir S.A.C. – “El Porvenir”	99.99	99.99	Indirectly	Peru	US Dollar – USD	Mining
Minera Pampa de Cobre S.A.C (ii)	-	99.99	Indirectly	Peru	US Dollar – USD	Mining
Nexa Resources Perú S.A.A. – "NEXA Peru"	83.55	83.55	Indirectly	Peru	US Dollar – USD	Mining
Nexa Resources Atacocha S.A.A. - "NEXA Atacocha" (iii)	86.65	66.62	Indirectly	Peru	US Dollar – USD	Mining
Nexa Resources UK Ltd. – "NEXA UK"	100	100	Indirectly	United Kingdom	US Dollar – USD	Mining
Nexa Energy Comercializadora de Energia Ltda.	100	-	Indirectly	Brazil	Real – BRL	Energy
Associates
Campos Novos Energia S.A. – "Enercan"	22.44	22.44		Brazil	Real - BRL	Energy

(i) Nexa, through its wholly owned subsidiary NEXA BR, holds 100% of the common shares of Pollarix (representing 33% of the total shares) which have the total voting rights. Auren a subsidiary of VSA, holds 100% of the preference shares (representing 67% of the total shares), which have the right to receive dividends 93% higher than the amount received by each common share.

(ii) On December 20, 2024, the Group sold 100% of the common shares of Minera Pampa de Cobre S.A.C, for further information refer to note 1(a).

(iii) For further details about this change refer to note 30 (h).